Parent company only condensed financial information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Dividend paid	¥ 101,294	¥ 59,933	¥ 98,174